1933 Act/Rule 485(b)

June 12, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Virtus Equity Trust

File Nos. 002-16590 and 811-00945

Post-Effective Amendment No. 123

To the Commission Staff:

On behalf of Virtus Equity Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 123 to Registrant’s Registration Statement on Form N-1A.

This amendment reflects revisions made in response to comments received on our previous amendment filing (registering a new fund, Virtus SGA Emerging Markets Growth Fund) from our examiner, Anu Dubey, which responses have been submitted by letters filed on June 6, 2019 and June 11, 2019. This amendment also incorporates certain other changes of a non-material nature.

In accordance with Rule 485(b)(4), I hereby represent that Post-Effective Amendment No. 123 to the Registrant’s Registration Statement does not contain any disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please contact Ann Flood at (860) 263-4746, or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Sincerely,

/s/ Kevin J. Carr

Kevin J. Carr

Senior Vice President,

Chief Legal Officer

Counsel and Secretary

Virtus Mutual Funds

cc:	Ann Flood